Capitalized Exploratory Well Costs - Aging of Suspended Well Balances (Details) $ in Millions	Dec. 31, 2015 USD ($) Project	Dec. 31, 2014 USD ($) Project	Dec. 31, 2013 USD ($) Project	Dec. 31, 2012 USD ($)
Extractive Industries [Abstract]
Exploratory well costs capitalized for a period of one year or less	$ 184	$ 504	$ 350
Exploratory well costs capitalized for a period greater than one year	61	345	280
Capitalized exploratory well costs	$ 245	$ 849	$ 630	$ 546
Number of projects with exploratory well costs capitalized for a period greater than one year | Project	2,000,000	18,000,000	30,000,000